Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	N-1A/A
Period End Date	dei_DocumentPeriodEndDate	Sep. 23, 2024
Registrant Name	dei_EntityRegistrantName	LINCOLN FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0002015799
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2024
Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2024
Prospectus Date	rr_ProspectusDate	Sep. 27, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A